Pensions and Other Postretirement Benefits (Amounts Recognized in AOCI) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pensions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	$ (2,092)	$ (4,165)
Prior service credit (cost)	0	0
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	3	0
Prior service credit (cost)	$ 3	$ 4